Other Current And Non-Current Assets (Tables)	12 Months Ended
Dec. 31, 2019
Other Assets [Abstract]
Summary of detailed information about other assets

	2019	2018
Marketing and advertising advances	28,669	48,429
Supplier advances	102,225	76,707
Employee advances	13,983	12,965
Rent advances and guarantee deposits (a)	96,202	96,177
Prepaid insurance expenses	29,647	7,535
Customs broker advances - Import taxes	34,932	14,866
Assets held for sale	—	160
Carbon credits	3,508	10,317
Other	39,868	47,475

	349,034	314,631

Current	265,198	263,025
Non-current	83,836	51,606

(a)
Mainly related to: (i) advances of rental agreements that were not included in the initial measurement of lease liabilities /
right-of-use
of the subsidiary The Body Shop International Limited, in accordance with the exemptions on IFRS 16; and (ii) security deposits for the rental of certain stores of the subsidiaries The Body Shop International Limited and Emeis Holdings Pty Ltd. which will be returned by the lessor at the end of the rental agreements.